Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Operating data:
Revenue	37,122,299	72,206,753	94,099,295
Gross profit	4,829,228	19,162,739	26,893,544
Loss from operations	(3,126,138)	(2,200,140)	(1,471,960)
Net loss	(3,369,075)	(2,549,137)	(1,722,715)
Net loss attributable to shareholder	(3,729,119)	(2,977,210)	(1,748,305)

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance sheet data:
Current assets	47,136,935	78,125,211	110,276,278
Non-current assets	26,244,217	62,806,104	78,546,934
Current liabilities	27,103,212	58,734,790	80,643,552
Non-current liabilities	4,559,231	16,703,429	22,755,496
Redeemable stock	4,795,473	5,877,854	9,897,962
Non-controlling interests	4,072,998	717,106	431,498

Yonghui Group
Schedule of investment accounted for using equity method

	As of	As of	As of
	August 11,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Yonghui	4,234,929	4,245,001	5,450,209
Proportionate share of Yonghui's net tangible and intangible assets	1,869,905	1,946,349	2,122,874
Excess of carrying value of the investment over proportionate share of Yonghui’s net tangible and intangible assets	2,365,024	2,298,652	3,327,335

The excess of carrying value has been primarily assigned to:
Goodwill	1,270,190	1,270,190	1,989,726
Amortizable intangible assets (*)	1,459,779	1,371,283	1,783,478
Deferred tax liabilities	(364,945)	(342,821)	(445,869)
	2,365,024	2,298,652	3,327,335

Cumulative gains in equity interest in Yonghui	—	124,917	250,538

(*)  As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 16 years.

Schedule of condensed financial information of the Group's equity investments

	During the period	For the year	For the year
	from August 11, 2016	ended December 31,	ended December 31,
	to December 31, 2016	2017	2018
	RMB	RMB	RMB

Revenue	6,248,703	55,524,229	67,975,691
Gross profit	1,230,057	11,319,620	14,912,887
Income from operations	95,453	2,065,795	1,296,271
Net income	71,130	1,721,628	1,189,513
Net income attributable to shareholders	72,905	1,818,910	1,548,833

Percentage of ownership in Yonghui	10%	10%	12%

Proportionate share of Yonghui’s net income, before basis adjustments	7,291	181,891	160,630
Basis adjustments	(7,375)	(58,998)	(64,072)
Proportionate share of Yonghui’s net income	(84)	122,893	96,558

Bitauto Group
Schedule of investment accounted for using equity method

	As of	As of	As of
	February 16,	December 31,	December 31,
	2015	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Bitauto (*)	5,496,188	2,128,409	2,544,367
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,228,925	2,619,609
Excess of carrying value of the investment over proportionate share of Bitauto’s net tangible and intangible assets	3,377,079	(100,516)	(75,242)

The excess of carrying value has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(100,516)	(75,242)
Deferred tax liabilities	(176,939)	—	—
	3,377,079	(100,516)	(75,242)

Cumulative losses in equity interest in Bitauto	—	(3,696,754)	(3,280,796)

(*) In the fourth quarter of 2016, the Group conducted an impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB672,886 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of December 31, 2016.

(**) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Bitauto’s consolidated financial statements was 3 years.

Dada Group
Schedule of the estimated fair value of the assets/investments received

As of
April 26,
2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450
3,508,200

Schedule of investment accounted for using equity method

	As of	As of	As of
	April 26,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Dada’s ordinary shares	2,164,050	139,147	—
Proportionate share of Dada’s net tangible and intangible assets	424,140	(1,579,323)	(1,709,458)
Excess of carrying value of the investment over proportionate share of Dada’s net tangible and intangible assets	1,739,910	1,718,470	1,709,458

The excess of carrying value has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	150,105	138,089
Deferred tax liabilities	(44,673)	(37,526)	(34,522)
	1,739,910	1,718,470	1,709,458

Cumulative losses in equity interest in Dada's ordinary shares	—	(2,024,903)	(2,164,050)

(*) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 7 years.

Tuniu Group
Schedule of investment accounted for using equity method

	As of	As of	As of
	May 22,	December 31,	December 31,
	2015	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Tuniu (*)	2,494,145	947,500	858,566
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	779,525	714,009
Excess of carrying value of the investment over proportionate share of Tuniu’s net tangible and intangible assets	1,479,849	167,975	144,557

The excess of carrying value has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	23,899
Amortizable intangible assets (**)	356,933	192,101	160,877
Deferred tax liabilities	(89,233)	(48,025)	(40,219)
	1,479,849	167,975	144,557

Cumulative losses in equity interest in Tuniu	—	(1,546,645)	(1,635,579)

(*) In the second quarter of 2016, the Group conducted an impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment was other-than-temporary. Accordingly, the Group recorded a charge of RMB721,501 to write down the carrying value of its investment in Tuniu to its fair value of RMB1,454,578, based on quoted closing price of Tuniu as of June 30, 2016.

(**) As of December 31, 2018, the weighted average remaining life of the intangible assets not included in Tuniu’s financial statements was 6 years.

Yixin
Schedule of investment accounted for using equity method

	As of November 16,	As of December 31,	As of December 31,
	2017	2017	2018
	RMB	RMB	RMB

Carrying value of investment in Yixin	860,992	860,992	1,044,537
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,703,448	1,641,276
Total negative basis difference	(842,456)	(842,456)	(596,739)
Cumulative gains in equity interest in Yixin	—	—	183,545